Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Convertible Preferred Stock [Member] Preferred Stock [Member]
Beginning balance at Dec. 31, 2021	$ (14,960)		$ 641		$ (15,601)	$ 42,610
Beginning balance (in shares) at Dec. 31, 2021		2,297,901				3,941,829
Exercise of stock options	4		4
Exercise of stock options (in shares)		3,233
Stock-based compensation expense	1,119		1,119
Issuance of common stock	363		363			$ 38,017
Issuance of common stock (in shares)		227,486				2,883,654
Repurchase of common stock (in shares)		(2,849)
Net loss	(32,180)				(32,180)
Ending balance at Dec. 31, 2022	(45,654)		2,127		(47,781)	$ 80,627
Ending balance (in shares) at Dec. 31, 2022		2,525,771				6,825,483
Exercise of stock options	1		1
Exercise of stock options (in shares)		1,285
Stock-based compensation expense	275		275
Net loss	(14,445)				(14,445)
Ending balance at Mar. 31, 2023	(59,823)		2,403		(62,226)	$ 80,627
Ending balance (in shares) at Mar. 31, 2023		2,527,056				6,825,483
Beginning balance at Dec. 31, 2022	(45,654)		2,127		(47,781)	$ 80,627
Beginning balance (in shares) at Dec. 31, 2022		2,525,771				6,825,483
Exercise of stock options	$ 121		121
Exercise of stock options (in shares)	108,475	108,475
Stock-based compensation expense	$ 1,121		1,121
Contribution from related party investors related to SAFEs	2,610		2,610
Foreign currency translation adjustment	(11)			$ (11)
Net loss	(42,823)				(42,823)
Ending balance at Dec. 31, 2023	(84,636)		5,979	(11)	(90,604)	$ 80,627
Ending balance (in shares) at Dec. 31, 2023		2,634,246				6,825,483
Exercise of stock options	$ 4		4
Exercise of stock options (in shares)	2,874	2,874
Stock-based compensation expense	$ 321		321
Foreign currency translation adjustment	(42)			(42)
Net loss	(15,221)				(15,221)
Ending balance at Mar. 31, 2024	$ (99,574)		$ 6,304	$ (53)	$ (105,825)	$ 80,627
Ending balance (in shares) at Mar. 31, 2024		2,637,120				6,825,483